(28) COST OF ELECTRIC ENERGY (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$) GW	Dec. 31, 2018 BRL (R$) GW	Dec. 31, 2017 BRL (R$) GW
DisclosureOfCostOfElectricEnergyLineItems [Line Items]
Electricity purchased for resale In GWh | GW	78,406	73,689	77,974
Electricity purchased for resale	R$ 15,906,740	R$ 15,466,265	R$ 15,617,498
Electricity network usage charge
Basic network charges	2,080,667	2,114,720	1,541,629
Transmission from Itaipu	281,185	266,153	159,896
Connection charges	173,593	162,852	122,536
Charges for use of the distribution system	47,828	48,811	39,451
System service charges - ESS, net of transfers froM CONER	4,385	(106,002)	(452,978)
Reserve energy charges - EER	122,553	134,824	(303)
PIS and COFINS credit	(245,958)	(249,458)	(126,213)
Subtotal	2,464,254	2,371,901	1,284,020
Total	R$ 18,370,994	R$ 17,838,165	R$ 16,901,518
Energy Purchased Through Auction In The Regulated Market Bilateral Contracts And Spot Market [Member]
DisclosureOfCostOfElectricEnergyLineItems [Line Items]
Electricity purchased for resale In GWh | GW	66,283	61,461	62,600
Electricity purchased for resale	R$ 14,199,139	R$ 13,969,953	R$ 14,269,265
Proinfa [Member]
DisclosureOfCostOfElectricEnergyLineItems [Line Items]
Electricity purchased for resale In GWh | GW	1,102	1,111	3,595
Electricity purchased for resale	R$ 397,242	R$ 330,638	R$ 560,153
Itaipu Binacional [Member]
DisclosureOfCostOfElectricEnergyLineItems [Line Items]
Electricity purchased for resale In GWh | GW	11,021	11,117	11,779
Electricity purchased for resale	R$ 2,793,901	R$ 2,668,346	R$ 2,350,858
PIS And COFINS Credit [Member]
DisclosureOfCostOfElectricEnergyLineItems [Line Items]
Electricity purchased for resale In GWh | GW
Electricity purchased for resale	R$ (1,483,542)	R$ (1,502,673)	R$ (1,562,779)